Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	$ 778,508	$ 767,365
Acceptances	[1],[2]	177	148
Total loans and acceptances	[1],[3]	778,685	767,513
Allowance for credit losses	[1]	(7,463)	(6,537)
Total loans and acceptances net of allowance for credit losses	[1]	771,222	760,976
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		370,191	350,941
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		110,567	106,379
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		18,045	17,374
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		279,705	292,671
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	531,999	523,361
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	312,131	297,677
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	82,764	82,892
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	9,018	8,982
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	128,086	133,810
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	62,136	59,246
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	5,965	4,009
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	56,171	55,237
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	45,696	44,190
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	18,980	16,749
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	3,436	2,615
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,048	832
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	22,232	23,994
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	51,111	49,159
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	21,739	20,410
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	5,125	4,868
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,076	3,551
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	20,171	20,330
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	22,043	21,038
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,625	4,113
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	5,801	5,623
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	492	757
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	11,125	10,545
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	13,290	11,346
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,384	2,196
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,885	2,186
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,540	1,446
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	6,481	5,518
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	52,233	59,025
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	10,332	9,796
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,591	4,186
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,871	1,806
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	$ 35,439	$ 43,237

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	98.8% of acceptances reside outside Canada (October 31, 2024 – 96.5%).
[3]	Loans and acceptances denominated in U.S. dollars were $119,788 (2024 – $137,804), in Chilean pesos $10,885 (2024 – $39,425), Mexican pesos $12,754 (2024 – $31,522), and in other foreign currencies $24,665 (2024 – $54,549).